CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed statements of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Net decrease in cash and cash equivalents	$ (390)	$ (1,467)	$ (2,297)
Cash and cash equivalents at beginning of the year	1,810	3,244
Cash and cash equivalents at end of the year	1,420	1,810	3,244
Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Net cash used in operating activities	(10,715)	(2,062)	(2,472)
Net cash provided by investing activities			2,370
Net cash provided by financing activities	10,694	2,057
Net decrease in cash and cash equivalents	(21)	(5)	(102)
Cash and cash equivalents at beginning of the year	30	35	137
Cash and cash equivalents at end of the year	$ 9	$ 30	$ 35